United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 12b-25

Notification of Late Filing

(Check one):
[ ] Form 10-K     [ ] Form 20-F     [ ] Form 11-K
[ ] Form 10-Q     [ ] Form N-SAR     [X] Form N-CSR
For the Period Ended:  August 31, 2015

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended:_______________________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

___________________________________________________________

Part I - Registrant Information

Full Name of Registrant

Starboard Investment Trust

Former Name if Applicable

    _____________________________________________________

Address of Principal Executive Office (Street & Number)

116 S. Franklin Street
Rocky Mount, North Carolina 27804

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.

	{	(a)	the reasons described in reasonable detail in Part III of this
	{		form could not be eliminated without unreasonable effort or
	{		expense.
{
{
[X]	{	(b)	The subject annual report, semi-annual report, transition
	{		report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or
	{		portion thereof, will be filed on or before the fifteenth
	{		calendar day following the prescribed due date; or the
	{		subject quarterly report transition report on form 10-Q,
	{		or portion thereof will be filed on or before the fifth
	{		calendar day following the prescribed due date; and
{
	{	(c)	The accountant's statement or other exhibit required by
	{		Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail the reasons why the Form 10-K, 11-K,
10-Q, N-SAR, N-CSR or the transition report or portion thereof, could not be filed within the prescribed time period.

The registrant is unable to file its Annual Report on Form N-CSR with respect to the SCS Tactical Allocation Fund for the fiscal year ended August 31, 2015 within the prescribed time period without unreasonable effort or expense because the Fund is awaiting payment from the Advisor under the Expense Limitation Agreement, which the
Advisor anticipates paying shortly, and questions concerning the valuation of a portfolio asset.  The auditor will not release its opinion until the amount owed by the Advisor is paid and the questions regarding the asset's valuation are resolved.

Part IV - Other Information

(1)	Name and telephone number of person to contact in regard to this notification

Terrence O. Davis (404)817-8531

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment
Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer no, identify report(s).

[  ] Yes     [X] No

On July 31, 2015, the Registrant filed a Form 12b-25 notifying the
Commission that its Form N-SAR would be filed after the required filing date.

On August 10, 2015, the Registrant filed a Form 12-b-25 notifying the
Commission that its Form N-CSR would be filed after the required filing date.

On November 2, 2015, the Registrant filed a Form 12b-25 notifying the
Commission that its Form N-SAR would be filed after the required filing date.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[  ] Yes     [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Starboard Investment Trust
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 13, 2015          By:  /s/ Ashley E. Harris, Treasurer